Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total 9F Inc. shareholders’ equity CNY (¥)	Non- controlling interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 2	¥ 5,531,926	¥ 466,352	¥ (1,822,749)	¥ (6,953)	¥ 4,168,578	¥ 54,738	¥ 4,223,316
Balance (in Shares) at Dec. 31, 2020 | shares	203,510,681
Issuance of common stock in connection with private placements		199,197				199,197		199,197
Issuance of common stock in connection with private placements (in Shares) | shares	20,927,739
Purchase of non-controlling interests		(3,285)				(3,285)	(230)	(3,515)
Exercise of share options		433				433		433
Exercise of share options (in Shares) | shares	6,885,255
Share-based compensation		52,338				52,338		52,338
Net loss				(234,908)		(234,908)	1,238	(233,670)
Provision of statutory reserve			116	(116)
Other comprehensive loss					(48,154)	(48,154)		(48,154)
Balance at Dec. 31, 2021	¥ 2	5,780,609	466,468	(2,057,773)	(55,107)	4,134,199	55,746	4,189,945
Balance (in Shares) at Dec. 31, 2021 | shares	231,323,675
Share-based compensation		5,459				5,459		5,459
Share-based compensation (in Shares) | shares	4,142,985
Disposal of subsidiaries			(973)	(33,840)	(3)	(34,816)	(770)	(35,586)
Net loss				(594,741)		(594,741)	(196)	(594,937)
Other comprehensive loss					146,098	146,098	(3)	146,095
Balance at Dec. 31, 2022	¥ 2	5,786,068	465,495	(2,686,354)	90,988	3,656,199	54,777	3,710,976
Balance (in Shares) at Dec. 31, 2022 | shares	235,466,660
Share-based compensation		(72,133)				(72,133)		(72,133)
Net loss				(140,189)		(140,189)	(160)	(140,349)	$ (19,769)
Other comprehensive loss					74,021	74,021		74,021
Balance at Dec. 31, 2023	¥ 2	¥ 5,713,935	¥ 465,495	¥ (2,826,543)	¥ 165,009	¥ 3,517,898	¥ 54,617	¥ 3,572,515	$ 503,179
Balance (in Shares) at Dec. 31, 2023 | shares	235,466,660